Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jan. 31, 2016	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2026
C000022551
Account Value [Line Items]
Line Graph and Table Measure Name			Ultra Short Duration Bond Fund, Class F Shares
Accumulated Value		$ 10,000		$ 10,133	$ 10,294	$ 10,513	$ 10,835	$ 11,009	$ 10,984	$ 10,994	$ 11,599	$ 12,220	$ 12,796
C000158211
Account Value [Line Items]
Line Graph and Table Measure Name			Ultra Short Duration Bond Fund, Class Y Shares
Accumulated Value		100,000		101,520	103,211	105,385	108,809	110,529	110,366	110,559	116,732	123,081	128,983
C000022552
Account Value [Line Items]
Line Graph and Table Measure Name			Short-Duration Government Fund, Class F Shares
Accumulated Value		10,000		10,054	10,067	10,216	10,577	10,895	10,695	10,402	10,796	11,311	11,874
C000147419
Account Value [Line Items]
Line Graph and Table Measure Name			Short-Duration Government Fund, Class Y Shares
Accumulated Value		100,000		100,643	100,910	102,554	106,333	109,706	107,875	105,094	109,138	114,524	120,527
C000022554
Account Value [Line Items]
Line Graph and Table Measure Name			GNMA Fund, Class F Shares
Accumulated Value		10,000		10,004	10,062	10,318	10,849	11,192	10,859	10,074	10,227	10,427	11,178
C000147421
Account Value [Line Items]
Line Graph and Table Measure Name			GNMA Fund, Class Y Shares
Accumulated Value		100,000		100,253	101,080	103,992	109,556	113,303	110,233	102,523	104,332	106,641	114,613
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		10,145	10,363	10,597	11,619	12,167	11,806	10,819	11,046	11,274	12,047
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		100,000		101,453	103,633	105,966	116,186	121,670	118,060	108,190	110,460	112,744	120,466
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		10,145	10,363	10,597	11,619	12,167	11,806	10,819	11,046	11,274	12,047
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		100,000		101,453	103,633	105,966	116,186	121,670	118,060	108,190	110,460	112,744	120,466
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		10,145	10,363	10,597	11,619	12,167	11,806	10,819	11,046	11,274	12,047
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		100,000		101,453	103,633	105,966	116,186	121,670	118,060	108,190	110,460	112,744	120,466
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Accumulated Value		10,000		10,074	10,139	10,351	10,643	10,803	10,775	10,795	11,338	11,905	12,419
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Accumulated Value		100,000		100,744	101,387	103,514	106,427	108,029	107,751	107,949	113,384	119,051	124,191
ICE BofA 1-3 Year U.S. Treasury Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-3 Year U.S. Treasury Index (USD)
Accumulated Value		10,000		10,040	10,041	10,257	10,650	10,923	10,790	10,536	10,952	11,404	11,959
ICE BofA 1-3 Year U.S. Treasury Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-3 Year U.S. Treasury Index (USD)
Accumulated Value		100,000		100,401	100,409	102,568	106,499	109,229	107,895	105,360	109,516	114,042	119,585
Bloomberg GNMA Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]		Bloomberg GNMA Index (USD) (TR)
Accumulated Value		10,000		10,028	10,115	10,415	10,989	11,318	11,038	10,299	10,459	10,671	11,535
Bloomberg GNMA Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]		Bloomberg GNMA Index (USD) (TR)
Accumulated Value		$ 100,000		$ 100,282	$ 101,145	$ 104,154	$ 109,885	$ 113,182	$ 110,381	$ 102,993	$ 104,594	$ 106,707	$ 115,347

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.